UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Cash Central Fund

Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Investment Summary May 31, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 65.1%
	Principal Amount (a)	Value ($)
Alabama - 2.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 3.99% 6/1/23, VRDN (b)	4,600,000	4,600,000
Series 2014 B, 3.99% 6/1/23, VRDN (b)	9,335,000	9,335,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 4% 6/1/23, VRDN (b)	4,000,000	4,000,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 4.05% 6/1/23, VRDN (b)	5,500,000	5,500,000
West Jefferson Indl. Dev. Series 2008, 3.53% 6/7/23, VRDN (b)	5,800,000	5,800,000
TOTAL ALABAMA		29,235,000
Alaska - 2.4%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.36% 6/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	1,700,000	1,700,000
(Exxon Pipeline Co. Proj.):
Series 1993 A, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	7,245,000	7,245,000
Series 1993 B, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,080,000	1,080,000
(ExxonMobil Proj.) Series 2001, 3.95% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,400,000	1,400,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 3.6% 6/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	14,000,000	14,000,000
TOTAL ALASKA		25,425,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. Series 2009 C, 3.65% 6/7/23, VRDN (b)	5,900,000	5,900,000
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 E, 3.8% 6/1/23, VRDN (b)	4,700,000	4,700,000
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 3.47% 6/7/23, VRDN (b)	3,100,000	3,100,000
Series 2017 B2, 3.47% 6/7/23, VRDN (b)	1,300,000	1,300,000
TOTAL COLORADO		9,100,000
Connecticut - 0.2%
Connecticut Hsg. Fin. Auth. Series 2020 E3, 3.2% 6/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,100,000	2,100,000
District Of Columbia - 0.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 3.85% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	4,850,000	4,850,000
Florida - 5.6%
Escambia County Solid Waste Disp. Rev.:
(Gulf Pwr. Co. Proj.) Series 2009, 4% 6/1/23, VRDN (b)	16,000,000	16,000,000
(VAR-Gulf Pwr. Co. Proj.) Series 2, 4% 6/1/23, VRDN (b)	23,000,000	23,000,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 3.53% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
Gainesville Utils. Sys. Rev. Series 2019 C, 4.01% 6/1/23, LOC Bank of America NA, VRDN (b)	4,645,000	4,645,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.5% 6/7/23, VRDN (b)	2,500,000	2,500,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	8,250,000	8,250,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.48% 6/7/23, LOC Northern Trust Co., VRDN (b)	2,000,000	2,000,000
TOTAL FLORIDA		59,295,000
Georgia - 3.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 3.95% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	10,575,000	10,575,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 4.25% 6/1/23, VRDN (b)	3,000,000	3,000,000
Series 2018, 4.1% 6/1/23, VRDN (b)	1,000,000	1,000,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 4.11% 6/1/23, VRDN (b)	1,000,000	1,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 3.99% 6/1/23, VRDN (b)	11,800,000	11,800,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 4.11% 6/1/23, VRDN (b)	3,200,000	3,200,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 4% 6/1/23, VRDN (b)	1,525,000	1,525,000
Series 2002 V1, 4.1% 6/1/23, VRDN (b)	1,500,000	1,500,000
TOTAL GEORGIA		33,600,000
Illinois - 2.2%
Illinois Fin. Auth. Series 2021 B, 3.85% 6/1/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	13,950,000	13,950,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 3.85% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Series 2018, 3.7% 6/1/23, LOC PNC Bank NA, VRDN (b)	2,050,000	2,050,000
TOTAL ILLINOIS		23,300,000
Indiana - 4.8%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 3.56% 6/7/23 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	29,840,000	29,840,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 3.95% 6/1/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,000,000	1,000,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 4.15% 6/1/23, LOC Barclays Bank PLC, VRDN (b)	1,290,000	1,290,000
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 3.37% 6/7/23, VRDN (b)	19,220,000	19,220,000
TOTAL INDIANA		51,350,000
Iowa - 0.3%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 3.53% 6/7/23, VRDN (b)	3,220,000	3,220,000
Kansas - 1.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.48% 6/7/23, VRDN (b)	4,200,000	4,200,000
Series 2007 B, 3.48% 6/7/23, VRDN (b)	2,650,000	2,650,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	900,000	900,000
Series 1994, 3.45% 6/7/23, VRDN (b)	7,100,000	7,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	3,500,000	3,500,000
TOTAL KANSAS		19,950,000
Louisiana - 1.8%
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.95% 6/1/23, LOC Toronto-Dominion Bank, VRDN (b)	5,000,000	5,000,000
Series 2023 A2, 3.95% 6/1/23, LOC Toronto-Dominion Bank, VRDN (b)	2,800,000	2,800,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 3.92% 6/1/23, VRDN (b)	8,200,000	8,200,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.94% 6/7/23, VRDN (b)	300,000	300,000
Series 2010 B1, 3.75% 6/7/23, VRDN (b)	3,200,000	3,200,000
TOTAL LOUISIANA		19,500,000
Michigan - 3.4%
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 3.64% 6/7/23, VRDN (b)	2,120,000	2,120,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 3.92% 6/1/23, VRDN (b)	17,360,000	17,360,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.45% 6/7/23, LOC Bank of Nova Scotia, VRDN (b)	700,000	700,000
Univ. of Michigan Rev.:
Series 2008 B, 3.48% 6/7/23, VRDN (b)	7,915,000	7,915,000
Series 2012 D1, 3.8% 6/1/23, VRDN (b)	7,575,000	7,575,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.5% 6/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	1,050,000	1,050,000
TOTAL MICHIGAN		36,720,000
Minnesota - 0.3%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 3.85% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	3,650,000	3,650,000
Mississippi - 4.2%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 C:
3.85% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	5,135,000	5,135,000
3.85% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	13,680,000	13,680,000
Series 2007 D, 3.95% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	12,220,000	12,220,000
Series 2011 C, 4% 6/1/23, VRDN (b)	10,505,000	10,505,000
Series 2011 G, 3.85% 6/1/23, VRDN (b)	2,760,000	2,760,000
TOTAL MISSISSIPPI		44,300,000
Missouri - 1.1%
Missouri Health & Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 B1, 3.85% 6/1/23, LOC Barclays Bank PLC, VRDN (b)	11,985,000	11,985,000
New York - 12.8%
New York City Gen. Oblig.:
Series 2006 I8, 3.85% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000,000	2,000,000
Series 2013 A4, 3.38% 6/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,800,000	3,800,000
Series 2018 B, 4.15% 6/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,000,000	1,000,000
Series 2019 D, 4.15% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,170,000	4,170,000
Series 2022, 4% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,000,000	3,000,000
Series 2023 A, 3.9% 6/1/23 (Liquidity Facility Bank of Montreal), VRDN (b)	20,635,000	20,635,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 4% 6/1/23 (Liquidity Facility UBS AG), VRDN (b)	4,600,000	4,600,000
Series 2009 BB2, 4% 6/1/23 (Liquidity Facility UBS AG), VRDN (b)	7,675,000	7,675,000
Series 2011 DD-3B, 3.98% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,995,000	6,995,000
Series 2014 AA:
3.85% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,000,000	3,000,000
3.9% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,800,000	3,800,000
Series 2017 BB, 3.95% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,725,000	1,725,000
Series 2023 CC, 4.15% 6/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	7,000,000	7,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 3.9% 6/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,500,000	4,500,000
Series 2011 A4 4.15% 6/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,900,000	9,900,000
Series 2015 A3, 3.91% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	11,100,000	11,100,000
New York Hsg. Fin. Agcy. Rev.:
Series 2013 A, 3.85% 6/1/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,795,000	5,795,000
Series 2014 A, 3.85% 6/1/23, LOC Landesbank Hessen-Thuringen, VRDN (b)	21,125,000	21,125,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 G4, 4% 6/1/23, LOC Bank of Montreal, VRDN (b)	8,800,000	8,800,000
Series 2015 E1, 4.15% 6/1/23, LOC Barclays Bank PLC, VRDN (b)	6,000,000	6,000,000
TOTAL NEW YORK		136,620,000
North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	8,085,000	8,085,000
Ohio - 1.2%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 4% 6/1/23, LOC Bank of Montreal, VRDN (b)	7,600,000	7,600,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.55% 6/7/23, LOC Northern Trust Co., VRDN (b)	2,165,000	2,165,000
Franklin County Hosp. Facilities Rev. Series 2022, 3.85% 6/1/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,960,000	1,960,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 C, 3.4% 6/7/23, VRDN (b)	900,000	900,000
TOTAL OHIO		12,625,000
Oregon - 0.3%
Oregon Facilities Auth. Rev. Series 2018 B, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
Pennsylvania - 1.6%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 4.1% 6/1/23, VRDN (b)	7,970,000	7,970,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 3.95% 6/1/23, LOC JPMorgan Chase Bank, VRDN (b)	1,145,000	1,145,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 3.52% 6/7/23, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	6,200,000	6,200,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.54% 6/7/23, LOC Fannie Mae, VRDN (b)	800,000	800,000
TOTAL PENNSYLVANIA		17,615,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Series B, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	4,500,000	4,500,000
Tennessee - 0.6%
Blount County Pub. Bldg. Auth. Series D3A, 3.98% 6/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	100,000	100,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 3.98% 6/1/23, LOC Bank of America NA, VRDN (b)	5,635,000	5,635,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 3.48% 6/7/23, LOC Truist Bank, VRDN (b)	225,000	225,000
TOTAL TENNESSEE		5,960,000
Texas - 7.6%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	24,600,000	24,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 3.9% 6/1/23, VRDN (b)	4,300,000	4,300,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 3.9% 6/1/23, VRDN (b)	5,150,000	5,150,000
Series A1, 3.9% 6/1/23, VRDN (b)	5,050,000	5,050,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 3.95% 6/1/23, VRDN (b)	2,200,000	2,200,000
Houston Util. Sys. Rev. Series 2004 B5, 3.43% 6/7/23 (Liquidity Facility UBS AG), VRDN (b)	1,000,000	1,000,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	4,495,000	4,495,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2011, 4% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,350,000	2,350,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 3.92% 6/1/23 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	8,500,000	8,500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	11,930,000	11,930,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	6,720,000	6,720,000
Texas Gen. Oblig. Series 2014 A, 3.55% 6/7/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,625,000	1,625,000
Univ. of Texas Board of Regents Sys. Rev. Series 2007 B, 3.25% 6/7/23 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	2,750,000	2,750,000
TOTAL TEXAS		80,670,000
Utah - 0.4%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 3.85% 6/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,910,000	3,910,000
Virginia - 0.4%
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016 B, 3.5% 6/7/23, VRDN (b)	4,000,000	4,000,000
West Virginia - 1.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	10,685,000	10,685,000
Wisconsin - 1.2%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2018 C, 4.1% 6/1/23 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	11,600,000	11,600,000
Wisconsin Health & Edl. Facilities Series 2018 A, 4.15% 6/1/23, LOC Barclays Bank PLC, VRDN (b)	1,000,000	1,000,000
TOTAL WISCONSIN		12,600,000
Wyoming - 0.9%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.65% 6/7/23, VRDN (b)	9,900,000	9,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $693,550,000)		693,550,000

Tender Option Bond - 32.2%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Huntsville Hosp. Participating VRDN Series XG 03 84, 3.45% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,910,000	1,910,000
Arizona - 0.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.53% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	375,000	375,000
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	500,000	500,000
TOTAL ARIZONA		875,000
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,140,000	5,140,000
Series Floaters 016, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,600,000	4,600,000
TOTAL CONNECTICUT		9,740,000
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	835,000	835,000
Series XG 02 67, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	170,000	170,000
TOTAL DISTRICT OF COLUMBIA		1,005,000
Florida - 3.0%
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.52% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	200,000	200,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series 50 28, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	10,500,000	10,500,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series BAML 80 87, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	10,100,000	10,100,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	11,500,000	11,500,000
TOTAL FLORIDA		32,300,000
Georgia - 2.8%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,300,000	1,300,000
Fulton County Dev. Auth. Rev. Participating VRDN:
Series XG 04 83, 4.05% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	23,100,000	23,100,000
Series XL 02 68, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	540,000	540,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XG 04 70, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	500,000	500,000
Series XG 04 72, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,500,000	2,500,000
Main Street Natural Gas, Inc. Participating VRDN Series 2022 ZL 03 05, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,180,000	1,180,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	600,000	600,000
TOTAL GEORGIA		29,720,000
Illinois - 2.9%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 45, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,900,000	1,900,000
Series XX 12 64, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,500,000	2,500,000
Illinois Fin. Auth. Participating VRDN Series XG 04 31, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,300,000	3,300,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floater 041, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,550,000	1,550,000
Series XL 00 56, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	15,000,000	15,000,000
Illinois Gen. Oblig. Participating VRDN:
Series XL 02 60, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,400,000	2,400,000
Series XM 07 59, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	390,000	390,000
Series XM 10 48, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,800,000	1,800,000
Series XX 11 41, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	500,000	500,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,540,000	1,540,000
TOTAL ILLINOIS		30,880,000
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,040,000	2,040,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.51% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	800,000	800,000
Michigan - 6.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	13,500,000	13,500,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	365,000	365,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series 2022 014, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,000,000	5,000,000
Pittsburg WTSW Participating VRDN Series 50 49 4.03% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	19,000,000	19,000,000
RIB Floater Trust Various States Participating VRDN Series 2022 D1, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	29,500,000	29,500,000
TOTAL MICHIGAN		67,365,000
Missouri - 3.0%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	6,300,000	6,300,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	23,500,000	23,500,000
Series Floaters C17, 3.45% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,200,000	2,200,000
TOTAL MISSOURI		32,000,000
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	600,000	600,000
Series XM 09 92, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,735,000	4,735,000
TOTAL NEBRASKA		5,335,000
New Jersey - 0.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 25 38, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,810,000	2,810,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	900,000	900,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series YX 12 68, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,100,000	1,100,000
TOTAL NEW JERSEY		4,810,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,100,000	1,100,000
New York - 2.7%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 4% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	9,220,000	9,220,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 4.1% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	14,200,000	14,200,000
Series Floaters 2018 E125, 4% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,625,000	2,625,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,100,000	3,100,000
TOTAL NEW YORK		29,145,000
Ohio - 0.5%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	200,000	200,000
Montgomery County Hosp. Rev. Participating VRDN:
Series 50 31, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	3,400,000	3,400,000
Series 50 34, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	615,000	615,000
Series XX 12 48, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	800,000	800,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.45% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
TOTAL OHIO		5,315,000
Pennsylvania - 2.6%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,260,000	2,260,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,465,000	3,465,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XL 00 60, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,200,000	1,200,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series 50 29, 4.07% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	4,600,000	4,600,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 5025, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	14,000,000	14,000,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series 2022 044, 4.16% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,180,000	2,180,000
TOTAL PENNSYLVANIA		27,705,000
Tennessee - 2.9%
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	31,200,000	31,200,000
Texas - 0.5%
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 04 21, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,215,000	2,215,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series XF 15 28, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,855,000	2,855,000
TOTAL TEXAS		5,070,000
Virginia - 0.9%
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.45% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.61% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	3,100,000	3,100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 4.05% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,500,000	3,500,000
TOTAL VIRGINIA		9,600,000
Washington - 0.1%
Multicare Health Sys. Participating VRDN Series E 153, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	700,000	700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 3.51% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	600,000	600,000
TOTAL WASHINGTON		1,300,000
West Virginia - 1.0%
West Virginia Gen. Oblig. Participating VRDN Series XL 04 02, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,500,000	7,500,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,905,000	2,905,000
TOTAL WEST VIRGINIA		10,405,000
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 4.19% 6/1/23 (Liquidity Facility Bank of America NA) (b)(c)(d)	3,000,000	3,000,000
TOTAL TENDER OPTION BOND (Cost $342,620,000)		342,620,000

Other Municipal Security - 2.4%
	Principal Amount (a)	Value ($)
Texas - 2.4%
Austin Elec. Util. Sys. Rev. Series 2023 A, 4.4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank), CP	15,000,000	15,000,240
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023 C1, 4.05% tender 6/1/23, CP mode	10,300,000	10,300,000

TOTAL OTHER MUNICIPAL SECURITY (Cost $25,300,000)		25,300,240

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,061,470,000)	1,061,470,240
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,777,179
NET ASSETS - 100.0%	1,064,247,419

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds.
(d)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	693,550,000	-	693,550,000	-

Tender Option Bond	342,620,000	-	342,620,000	-

Other Municipal Security	25,300,240	-	25,300,240	-
Total Investments in Securities:	1,061,470,240	-	1,061,470,240	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2023

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,061,470,000):		$1,061,470,240
Cash		3,253,315
Receivable for investments sold
Regular delivery		2,191
Delayed delivery		900,000
Interest receivable		4,270,227
Other receivables		5,122
Total assets		1,069,901,095
Liabilities
Payable for investments purchased	$3,367,889
Distributions payable	2,280,670
Other payables and accrued expenses	5,117
Total Liabilities		5,653,676
Net Assets		$1,064,247,419
Net Assets consist of:
Paid in capital		$1,064,239,852
Total accumulated earnings (loss)		7,567
Net Assets		$1,064,247,419
Net Asset Value , offering price and redemption price per share ($1,064,247,419 ÷ 1,063,842,709 shares)		$1.0004

Statement of Operations
		Year ended May 31, 2023
Investment Income
Interest		$26,885,465
Expenses
Custodian fees and expenses	$21,104
Independent trustees' fees and expenses	5,826
Total expenses before reductions	26,930
Expense reductions	(23,269)
Total expenses after reductions		3,661
Net Investment income (loss)		26,881,804
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	82,607
Total net realized gain (loss)		82,607
Change in net unrealized appreciation (depreciation) on investment securities		240
Net gain (loss)		82,847
Net increase in net assets resulting from operations		$26,964,651
Statement of Changes in Net Assets

	Year ended May 31, 2023	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,881,804	$2,245,857
Net realized gain (loss)	82,607	75,943
Change in net unrealized appreciation (depreciation)	240	-
Net increase in net assets resulting from operations	26,964,651	2,321,800
Distributions to shareholders	(26,917,527)	(2,269,569)
Affiliated share transactions
Proceeds from sales of shares	6,643,788,000	7,610,783,400
Cost of shares redeemed	(7,597,518,267)	(6,738,133,200)
Net increase (decrease) in net assets and shares resulting from share transactions	(953,730,267)	872,650,200
Total increase (decrease) in net assets	(953,683,143)	872,702,431

Net Assets
Beginning of period	2,017,930,562	1,145,228,131
End of period	$1,064,247,419	$2,017,930,562

Other Information
Shares
Sold	6,641,628,988	7,608,577,795
Redeemed	(7,595,079,088)	(6,736,224,856)
Net increase (decrease)	(953,450,100)	872,352,939

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

Years ended May 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0003	$1.0003	$1.0002	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0214	.0016	.0009	.0126	.0151
Net realized and unrealized gain (loss)	.0001	- B	.0002	.0001	- B
Total from investment operations	.0215	.0016	.0011	.0127	.0151
Distributions from net investment income	(.0214)	(.0016)	(.0009)	(.0126)	(.0151)
Distributions from net realized gain	- B	- B	- B	- B	-
Total distributions	(.0214)	(.0016)	(.0010) C	(.0126)	(.0151)
Net asset value, end of period	$1.0004	$1.0003	$1.0003	$1.0002	$1.0001
Total Return D	2.17%	.16%	.10%	1.28%	1.52%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.78%	.18%	.10%	1.17%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,064,247	$2,017,931	$1,145,228	$1,771,739	$1,032,627

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2023

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated as an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$240
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$240
Tax Cost	$1,061,470,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$342
Undistributed long-term capital gain	$6,985
Net unrealized appreciation (depreciation) on securities and other investments	$240

The tax character of distributions paid was as follows:

	May 31, 2023	May 31, 2022
Tax-exempt Income	$26,881,822	$2,245,840
Long-term Capital Gains	35,705	23,729
Total	$26,917,527	$ 2,269,569

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	983,150,000	461,045,500	-
4. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $23,169 and $100, respectively.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Tax-Free Cash Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Tax-Free Cash Central Fund	0.0021%
Actual		$ 1,000	$ 1,014.70	$ .01
Hypothetical- B		$ 1,000	$ 1,024.92	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2023, $71,115, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.795174.119
TFC-ANN-0723
Fidelity® Securities Lending Cash Central Fund

Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary May 31, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023
Showing Percentage of Net Assets
Non-Negotiable Time Deposit - 0.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Time Deposits - 0.8%
Mizuho Bank Ltd.
6/1/23	5.07	207,000,000	207,000,000
Royal Bank of Canada
6/1/23	5.07	16,000,000	16,000,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $223,000,000)			223,000,000

U.S. Government Agency Repurchase Agreement - 2.6%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.05% dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations) # (Cost $749,550,000)	749,655,145	749,550,000

U.S. Treasury Repurchase Agreement - 95.6%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 5.05%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $27,608,872,374, 1.50% - 4.63%, 1/31/27 - 11/15/46) (Cost $27,605,000,000)	27,608,872,368	27,605,000,000

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $28,577,550,000)	28,577,550,000
NET OTHER ASSETS (LIABILITIES) - 1.0%	282,655,267
NET ASSETS - 100.0%	28,860,205,267

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Negotiable Time Deposit	223,000,000	-	223,000,000	-

U.S. Government Agency Repurchase Agreement	749,550,000	-	749,550,000	-

U.S. Treasury Repurchase Agreement	27,605,000,000	-	27,605,000,000	-
Total Investments in Securities:	28,577,550,000	-	28,577,550,000	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$749,550,000 due 6/01/23 at 5.05%
Sumitomo Mitsui Banking Corp. NY	749,550,000
749,550,000

Financial Statements
Statement of Assets and Liabilities
		May 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $28,354,550,000) - See accompanying schedule Unaffiliated issuers (cost $28,577,550,000):		$28,577,550,000
Cash		410,891,629
Interest receivable		5,084,297
Total assets		28,993,525,926
Liabilities
Distributions payable	$133,312,292
Other payables and accrued expenses	8,367
Total Liabilities		133,320,659
Net Assets		$28,860,205,267
Net Assets consist of:
Paid in capital		$28,860,147,404
Total accumulated earnings (loss)		57,863
Net Assets		$28,860,205,267
Net Asset Value , offering price and redemption price per share ($28,860,205,267 ÷ 28,857,459,394 shares)		$1.0001

Statement of Operations
		Year ended May 31, 2023
Investment Income
Interest		$1,186,362,524
Expenses
Custodian fees and expenses	$41,538
Independent trustees' fees and expenses	125,516
Total expenses before reductions	167,054
Expense reductions	(73)
Total expenses after reductions		166,981
Net Investment income (loss)		1,186,195,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29
Total net realized gain (loss)		29
Net increase in net assets resulting from operations		$1,186,195,572
Statement of Changes in Net Assets

	Year ended May 31, 2023	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,186,195,543	$56,363,633
Net realized gain (loss)	29	70,879
Change in net unrealized appreciation (depreciation)	-	(201,212)
Net increase in net assets resulting from operations	1,186,195,572	56,233,300
Distributions to shareholders	(1,186,173,673)	(56,363,661)
Affiliated share transactions
Proceeds from sales of shares	291,914,416,340	310,889,056,981
Cost of shares redeemed	(300,626,258,226)	(309,561,809,964)
Net increase (decrease) in net assets and shares resulting from share transactions	(8,711,841,886)	1,327,247,017
Total increase (decrease) in net assets	(8,711,819,987)	1,327,116,656

Net Assets
Beginning of period	37,572,025,254	36,244,908,598
End of period	$28,860,205,267	$37,572,025,254

Other Information
Shares
Sold	291,885,227,818	310,857,971,184
Redeemed	(300,596,198,606)	(309,530,856,879)
Net increase (decrease)	(8,710,970,788)	1,327,114,305

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

Years ended May 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0354	.0016	.0009	.0155	.0223
Net realized and unrealized gain (loss)	- B	- B	- B	(.0001)	.0001
Total from investment operations	.0354	.0016	.0009	.0154	.0224
Distributions from net investment income	(.0354)	(.0016)	(.0009)	(.0155)	(.0223)
Total distributions	(.0354)	(.0016)	(.0009)	(.0155)	(.0223)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0002
Total Return C	3.59%	.15%	.09%	1.56%	2.26%
Ratios to Average Net Assets A,D,E
Expenses before reductions	-% F	-% F	-% F	.01%	.01%
Expenses net of fee waivers, if any	-% F	-% F	-% F	.01%	.01%
Expenses net of all reductions	-% F	-% F	-% F	.01%	.01%
Net investment income (loss)	3.46%	.16%	.09%	1.57%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$28,860,205	$37,572,025	$36,244,909	$21,223,031	$18,063,947

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2023

1. Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$28,577,550,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$57,862

The tax character of distributions paid was as follows:

	May 31, 2023	May 31, 2022
Ordinary Income	$1,186,173,673	$56,363,661

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
Through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $73.

5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Securities Lending Cash Central Fund	0.0005%
Actual		$ 1,000	$ 1,023.30	$- D
Hypothetical- B		$ 1,000	$ 1,024.93	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $598,034,167 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,186,173,673 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.734009.124
CCC-ANN-0723
Fidelity® Municipal Cash Central Fund

Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary May 31, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
31 - 60	0.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 60.6%
	Principal Amount (a)	Value ($)
Alabama - 3.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4% 6/7/23, VRDN (b)(c)	1,900,000	1,900,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 4.15% 6/1/23, VRDN (b)(c)	1,400,000	1,400,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 4.15% 6/1/23, VRDN (b)(c)	5,630,000	5,630,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 4.15% 6/1/23, VRDN (b)(c)	4,800,000	4,800,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 4.15% 6/1/23, VRDN (b)(c)	48,605,000	48,605,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 4.15% 6/1/23, VRDN (b)(c)	16,450,000	16,450,000
TOTAL ALABAMA		78,785,000
Alaska - 1.0%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.36% 6/7/23 (ConocoPhillips Co. Guaranteed), VRDN (b)	17,300,000	17,300,000
(Exxon Pipeline Co. Proj.) Series 1993 B, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,700,000	1,700,000
TOTAL ALASKA		19,000,000
Arizona - 0.3%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.63% 6/7/23, VRDN (b)	2,300,000	2,300,000
Series 2009 C, 3.65% 6/7/23, VRDN (b)	4,000,000	4,000,000
TOTAL ARIZONA		6,300,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 4.07% 6/7/23, VRDN (b)(c)	200,000	200,000
Series 2002, 4% 6/7/23, VRDN (b)(c)	1,000,000	1,000,000
TOTAL ARKANSAS		1,200,000
Colorado - 0.4%
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 3.47% 6/7/23, VRDN (b)	5,800,000	5,800,000
Series 2017 B2, 3.47% 6/7/23, VRDN (b)	2,570,000	2,570,000
TOTAL COLORADO		8,370,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 3.58% 6/7/23 (Liquidity Facility Bank of America NA), VRDN (b)	4,750,000	4,750,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 3.5% 6/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,795,000	3,795,000
Series 2019 B2, 3.57% 6/7/23 (Liquidity Facility Bank of America NA), VRDN (b)(c)	330,000	330,000
TOTAL CONNECTICUT		8,875,000
Delaware - 1.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 4.24% 6/1/23, VRDN (b)(c)	28,200,000	28,200,000
Series 1999 B, 3.75% 6/7/23, VRDN (b)(c)	2,400,000	2,400,000
TOTAL DELAWARE		30,600,000
Florida - 3.5%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 4.05% 6/1/23, VRDN (b)(c)	10,910,000	10,910,000
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) Series 2005, 3.49% 6/7/23, LOC Citibank NA, VRDN (b)(c)	5,330,000	5,330,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 4.15% 6/1/23, VRDN (b)(c)	5,785,000	5,785,000
Series 2018 B, 4.1% 6/1/23, VRDN (b)(c)	23,525,000	23,525,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 3.49% 6/7/23, LOC Citibank NA, VRDN (b)(c)	9,255,000	9,255,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 3.5% 6/7/23, VRDN (b)	5,600,000	5,600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
3.65% 6/7/23, VRDN (b)(c)	3,400,000	3,400,000
4.15% 6/1/23, VRDN (b)(c)	4,300,000	4,300,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 3.5% 6/7/23, VRDN (b)	2,100,000	2,100,000
TOTAL FLORIDA		70,205,000
Georgia - 2.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 3.95% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	1,750,000	1,750,000
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.35% 6/1/23, VRDN (b)(c)	4,700,000	4,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 4.35% 6/1/23, VRDN (b)(c)	1,000,000	1,000,000
Series 2018, 4.1% 6/1/23, VRDN (b)	4,450,000	4,450,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 4.22% 6/1/23, VRDN (b)(c)	17,100,000	17,100,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 4.11% 6/1/23, VRDN (b)	8,465,000	8,465,000
Series 2002 V1, 4.1% 6/1/23, VRDN (b)	13,000,000	13,000,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 4.15% 6/1/23, VRDN (b)(c)	7,740,000	7,740,000
TOTAL GEORGIA		58,205,000
Illinois - 3.0%
Chicago Midway Arpt. Rev. Series 2014 C, 3.53% 6/7/23, LOC PNC Bank NA, VRDN (b)(c)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 3.62% 6/7/23, LOC Bayerische Landesbank, VRDN (b)(c)	6,000,000	6,000,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 3.85% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	10,995,000	10,995,000
Series 2018, 3.7% 6/1/23, LOC PNC Bank NA, VRDN (b)	14,850,000	14,850,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	1,600,000	1,600,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	22,045,000	22,045,000
TOTAL ILLINOIS		59,790,000
Indiana - 2.3%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 3.56% 6/7/23, VRDN (b)(c)	39,000,000	39,000,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 3.61% 6/7/23, LOC Mizuho Bank Ltd., VRDN (b)	7,500,000	7,500,000
TOTAL INDIANA		46,500,000
Iowa - 2.4%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 3.44% 6/7/23, VRDN (b)	4,000,000	4,000,000
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	7,905,000	7,905,000
Series 2013 B2, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	8,485,000	8,485,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.5% 6/7/23, VRDN (b)(c)	26,830,000	26,830,000
TOTAL IOWA		47,220,000
Kansas - 0.4%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.45% 6/7/23, VRDN (b)	400,000	400,000
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.48% 6/7/23, VRDN (b)	3,300,000	3,300,000
Series 2007 B, 3.48% 6/7/23, VRDN (b)	1,000,000	1,000,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	2,100,000	2,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 3.45% 6/7/23, VRDN (b)	600,000	600,000
TOTAL KANSAS		7,600,000
Kentucky - 2.8%
Louisville Reg'l. Arpt. Auth. Series 2006 A, 4.25% 6/1/23, VRDN (b)(c)	42,200,000	42,200,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 4.95% 6/1/23, VRDN (b)(c)	9,800,000	9,800,000
Series 2020 B1, 4.95% 6/1/23, VRDN (b)(c)	3,500,000	3,500,000
TOTAL KENTUCKY		55,500,000
Louisiana - 4.6%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 3.95% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,215,000	2,215,000
East Baton Rouge Parish Solid Waste Series 1998, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	8,700,000	8,700,000
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.95% 6/1/23, LOC Toronto-Dominion Bank, VRDN (b)	16,450,000	16,450,000
Series 2023 A2, 3.95% 6/1/23, LOC Toronto-Dominion Bank, VRDN (b)	18,000,000	18,000,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 3.48% 6/7/23, VRDN (b)(c)	18,650,000	18,650,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 4.1% 6/1/23, VRDN (b)(c)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.75% 6/7/23, VRDN (b)	5,500,000	5,500,000
TOTAL LOUISIANA		91,515,000
Maryland - 1.4%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 3.62% 6/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	28,940,000	28,940,000
Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 3.55% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	15,540,000	15,540,000
Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.45% 6/7/23, LOC Bank of Nova Scotia, VRDN (b)	2,100,000	2,100,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 3.5% 6/7/23, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	2,675,000	2,675,000
TOTAL MICHIGAN		4,775,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 3.85% 6/1/23, LOC Wells Fargo Bank NA, VRDN (b)	1,350,000	1,350,000
FNMA Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 3.43% 6/7/23, LOC Fannie Mae, VRDN (b)(c)	1,165,000	1,165,000
TOTAL MINNESOTA		2,515,000
Mississippi - 2.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 3.9% 6/1/23, VRDN (b)(c)	18,000,000	18,000,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 C:
3.85% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	1,800,000	1,800,000
3.85% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	1,300,000	1,300,000
Series 2007 D, 3.95% 6/1/23 (Chevron Corp. Guaranteed), VRDN (b)	10,265,000	10,265,000
Mississippi Pwr. Co. Proj.) Series 2022, 4% 6/1/23, VRDN (b)(c)	600,000	600,000
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 3.65% 6/7/23, VRDN (b)(c)	8,700,000	8,700,000
TOTAL MISSISSIPPI		40,665,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2018 D, 3.2% 6/7/23 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	1,800,000	1,800,000
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.07% 6/7/23, VRDN (b)(c)	1,200,000	1,200,000
Series 1998, 4.07% 6/7/23, VRDN (b)(c)	100,000	100,000
TOTAL NEBRASKA		3,100,000
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 C1, 3.61% 6/7/23, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 3.58% 6/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	8,900,000	8,900,000
TOTAL NEVADA		10,900,000
New York - 7.6%
New York City Gen. Oblig.:
Series 2006 I4, 3.9% 6/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,920,000	4,920,000
Series 2013 A2, 3.85% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,000,000	4,000,000
Series 2019 D, 4.15% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	24,650,000	24,650,000
Series 2022 A4, 3.9% 6/1/23 (Liquidity Facility The Toronto-Dominion Bank), VRDN (b)	4,040,000	4,040,000
Series 2023 A, 3.9% 6/1/23 (Liquidity Facility Bank of Montreal), VRDN (b)	17,050,000	17,050,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 4% 6/1/23 (Liquidity Facility UBS AG), VRDN (b)	28,785,000	28,785,000
Series 2014 AA, 3.9% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	7,770,000	7,770,000
Series 2021 EE2, 3.98% 6/1/23 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,255,000	2,255,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 3.9% 6/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	6,975,000	6,975,000
Series 2015 A3, 3.91% 6/1/23 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,795,000	9,795,000
Series 2019 C4, 4.15% 6/1/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	3,000,000	3,000,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 3.88% 6/1/23, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	15,950,000	15,950,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 3.9% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	2,225,000	2,225,000
FNMA New York Hsg. Fin. Agcy. Rev. (900 Eighth Avenue Hsg. Proj.) Series 2002 A, 3.64% 6/7/23, LOC Fannie Mae, VRDN (b)(c)	19,800,000	19,800,000
TOTAL NEW YORK		151,215,000
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	19,125,000	19,125,000
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 3.47% 6/7/23, VRDN (b)(c)	2,900,000	2,900,000
TOTAL NORTH CAROLINA		22,025,000
Ohio - 0.6%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 3.55% 6/7/23, LOC Northern Trust Co., VRDN (b)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 G, 3.53% 6/7/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	10,580,000	10,580,000
TOTAL OHIO		12,580,000
Oregon - 0.7%
Oregon Facilities Auth. Rev. Series 2018 B, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	11,340,000	11,340,000
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 3.48% 6/7/23, LOC Freddie Mac, VRDN (b)(c)	1,700,000	1,700,000
TOTAL OREGON		13,040,000
Pennsylvania - 1.6%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 4.1% 6/1/23, VRDN (b)	7,685,000	7,685,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 3.95% 6/1/23, LOC JPMorgan Chase Bank, VRDN (b)	5,400,000	5,400,000
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series B, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
Series 2009 D, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	10,335,000	10,335,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.54% 6/7/23, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
TOTAL PENNSYLVANIA		31,120,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 3.5% 6/7/23, LOC TD Banknorth, NA, VRDN (b)	1,385,000	1,385,000
South Carolina - 0.4%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 4.07% 6/7/23, VRDN (b)(c)	200,000	200,000
Series 1997, 4.07% 6/7/23, VRDN (b)(c)	2,700,000	2,700,000
South Carolina Jobs-Econ. Dev. Auth. Series B, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
TOTAL SOUTH CAROLINA		8,400,000
Tennessee - 0.2%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 3.51% 6/7/23, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	3,100,000	3,100,000
Texas - 7.1%
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 3.57% 6/7/23, LOC Citibank NA, VRDN (b)(c)	8,300,000	8,300,000
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 3.65% 6/7/23, LOC PNC Bank NA, VRDN (b)(c)	10,930,000	10,930,000
Series 2008, 3.62% 6/7/23, LOC Bank of America NA, VRDN (b)(c)	4,400,000	4,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 4.1% 6/1/23, VRDN (b)(c)	20,475,000	20,475,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
Series 2001 A, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Series 2001 B, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	7,500,000	7,500,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	12,000,000	12,000,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 4.07% 6/7/23, VRDN (b)(c)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 A, 3.85% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,130,000	5,130,000
Series 2001 B2, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	5,390,000	5,390,000
Series 2006 B3, 3.9% 6/1/23, VRDN (b)(c)	5,735,000	5,735,000
Series 2008 B4, 3.9% 6/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	9,830,000	9,830,000
(Onyx Envir. Svcs. Proj.) Series 2003, 3.68% 6/7/23, LOC Bank of America NA, VRDN (b)(c)	10,250,000	10,250,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2001, 3.28% 6/7/23, VRDN (b)(c)	9,000,000	9,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 3.95% 6/1/23, LOC TD Banknorth, NA, VRDN (b)	25,780,000	25,780,000
TOTAL TEXAS		141,670,000
Washington - 1.7%
Port of Seattle Rev. Series 2008, 3.56% 6/7/23, LOC Bank of America NA, VRDN (b)(c)	34,000,000	34,000,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Lodge at Eagle Ridge Proj.) Series A, 3.56% 6/7/23, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	600,000	600,000
TOTAL WASHINGTON		34,600,000
West Virginia - 1.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.51% 6/7/23, VRDN (b)(c)	3,700,000	3,700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.72% 6/7/23, VRDN (b)(c)	28,600,000	28,600,000
TOTAL WEST VIRGINIA		32,300,000
Wisconsin - 1.9%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 3.5% 6/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	18,500,000	18,500,000
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2018 C, 4.1% 6/1/23 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	18,650,000	18,650,000
TOTAL WISCONSIN		37,150,000
Wyoming - 1.3%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 3.68% 6/7/23, VRDN (b)(c)	900,000	900,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 4.05% 6/1/23, VRDN (b)(c)	24,400,000	24,400,000
TOTAL WYOMING		25,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,209,985,000)		1,209,985,000

Tender Option Bond - 37.9%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series ZF 13 98, 3.44% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,965,000	1,965,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	11,000,000	11,000,000
TOTAL ALABAMA		12,965,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 3.61% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,050,000	2,050,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.53% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	825,000	825,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,100,000	5,100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 3.51% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,725,000	1,725,000
Series YX 12 72, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,750,000	2,750,000
TOTAL ARIZONA		12,450,000
California - 0.6%
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 27 24, 3.46% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	1,300,000	1,300,000
Series XF 13 73, 3.46% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	800,000	800,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series YX 11 31, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	10,135,000	10,135,000
TOTAL CALIFORNIA		12,235,000
Colorado - 2.3%
Colorado Ctfs. of Prtn. Participating VRDN Series XG 04 26, 3.44% 6/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	5,815,000	5,815,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series 2022 YX 12 54, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,905,000	3,905,000
Series Floaters XF 06 67, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	25,080,000	25,080,000
Series XL 04 36, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,710,000	3,710,000
Denver City & County Arpt. Rev. Participating VRDN Series 2022 XX 12 60, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,075,000	7,075,000
TOTAL COLORADO		45,585,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,355,000	11,355,000
Series Floaters 016, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,700,000	3,700,000
TOTAL CONNECTICUT		15,055,000
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 67, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,600,000	1,600,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 3.53% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	1,065,000	1,065,000
TOTAL DISTRICT OF COLUMBIA		2,665,000
Florida - 6.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,780,000	3,780,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 3.47% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,230,000	2,230,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 3.52% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	500,000	500,000
Doral Fla Participating VRDN Series XF 14 86, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,290,000	6,290,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series 50 28, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	40,500,000	40,500,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series BAML 80 87, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	19,650,000	19,650,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series XF 14 59, 4.1% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,590,000	3,590,000
Series XF 15 19, 3.49% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	1,875,000	1,875,000
Series XF 28 77, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,075,000	2,075,000
Series XM 08 96, 3.46% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	625,000	625,000
Miami-Dade County Participating VRDN Series XF 15 12, 3.49% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	2,815,000	2,815,000
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,300,000	1,300,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 3.48% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	35,750,000	35,750,000
TOTAL FLORIDA		121,680,000
Georgia - 1.1%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,230,000	15,230,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	4,000,000	4,000,000
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	360,000	360,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,445,000	1,445,000
TOTAL GEORGIA		21,035,000
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,700,000	7,700,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	300,000	300,000
TOTAL HAWAII		8,000,000
Illinois - 4.4%
Chicago Board of Ed. Participating VRDN Series XG 04 69, 3.47% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,255,000	3,255,000
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,450,000	4,450,000
Series 2022 XF 30 45, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,050,000	6,050,000
Series XX 12 64, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,600,000	3,600,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XF 14 30, 3.48% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,810,000	2,810,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,230,000	2,230,000
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,700,000	2,700,000
Series XG 04 31, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,335,000	7,335,000
Illinois Fin. Auth. Rev. Participating VRDN Series XL 00 72, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,500,000	22,500,000
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	700,000	700,000
Series XF 31 11, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,700,000	5,700,000
Series XL 02 60, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,200,000	2,200,000
Series XM 07 59, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	175,000	175,000
Series XM 10 48, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,800,000	3,800,000
Series XM 10 49, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	900,000	900,000
Series XX 11 41, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	300,000	300,000
Pittsburg WTSW Participating VRDN Series 2023, 4.03% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	20,000,000	20,000,000
TOTAL ILLINOIS		88,705,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.51% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	900,000	900,000
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series BAML 80 06, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	16,000,000	16,000,000
Michigan - 3.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 4.17% 6/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	29,380,000	29,380,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	230,000	230,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 04 65, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	700,000	700,000
Pittsburg WTSW Participating VRDN Series 50 49 4.03% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	33,000,000	33,000,000
TOTAL MICHIGAN		63,310,000
Mississippi - 0.5%
Mississippi Hosp. Equip. & Facilities Auth. Participating VRDN Series 50 26, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	10,000,000	10,000,000
Missouri - 0.1%
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,200,000	1,200,000
Nebraska - 0.6%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	585,000	585,000
Series 2022 ZL 03 02, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,740,000	1,740,000
Series 2022 ZL 03 03, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	890,000	890,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XL 04 20, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,460,000	9,460,000
TOTAL NEBRASKA		12,675,000
Nevada - 0.1%
Clark County School District Participating VRDN Series XF 14 73, 3.53% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600,000	1,600,000
New Jersey - 0.2%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,000,000	2,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series YX 12 68, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,300,000	2,300,000
TOTAL NEW JERSEY		4,300,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
New York - 2.8%
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 3.56% 7/12/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	100,000	100,000
Series Floaters E 118, 4% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	9,850,000	9,850,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 4.1% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,625,000	2,625,000
Series Floaters 2018 E125, 4% 6/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,600,000	3,600,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 3.46% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,800,000	2,800,000
Series XF 28 68, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,805,000	4,805,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.51% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	33,050,000	33,050,000
TOTAL NEW YORK		56,830,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series ROC 14086, 3.46% 6/7/23 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	2,050,000	2,050,000
Series ZL 02 55, 3.48% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	470,000	470,000
TOTAL NEW YORK AND NEW JERSEY		2,520,000
Non-State Specific - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series XG 04 51, 3.49% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)(f)	2,000,000	2,000,000
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 3.44% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	827,000	827,000
TOTAL NORTH CAROLINA		2,827,000
Ohio - 1.0%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 3.51% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	2,000,000	2,000,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.51% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Cuyahoga County Hosp. Rev. Participating VRDN Series 2022 XX 12 67, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	400,000	400,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 3.46% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,670,000	2,670,000
Montgomery County Hosp. Rev. Participating VRDN:
Series 50 31, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	7,300,000	7,300,000
Series 50 34, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,310,000	1,310,000
Series XX 12 48, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,300,000	1,300,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.45% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800,000	1,800,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series 2022 ZL 03 55, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,700,000	3,700,000
TOTAL OHIO		20,580,000
Pennsylvania - 3.7%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,530,000	4,530,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series 50 29, 4.07% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,800,000	2,800,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series XF 15 25, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,860,000	2,860,000
Series XG 04 37, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,400,000	4,400,000
Series XM 10 83, 3.49% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,900,000	3,900,000
Series YX 11 86, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,720,000	1,720,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5025, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,390,000	23,390,000
Series Putters 5026, 4% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	15,000,000	15,000,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 12 11, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,600,000	1,600,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 3.44% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,800,000	3,800,000
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XM 10 57, 3.46% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,100,000	1,100,000
TOTAL PENNSYLVANIA		73,100,000
South Carolina - 0.6%
South Carolina Ports Auth. Ports Rev. Participating VRDN Series XG 04 58, 3.55% 6/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,905,000	2,905,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 3.45% 6/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,625,000	5,625,000
Series YX 12 69, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,165,000	4,165,000
TOTAL SOUTH CAROLINA		12,695,000
Tennessee - 0.7%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 3.48% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	2,100,000	2,100,000
Series YX 12 89, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,700,000	1,700,000
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 4.14% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	10,100,000	10,100,000
TOTAL TENNESSEE		13,900,000
Texas - 1.2%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,400,000	2,400,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series XF 31 12, 3.44% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,000,000	8,000,000
Bridge City Independent School District Participating VRDN Series 2022 XL 03 25, 3.44% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	2,605,000	2,605,000
Cypress-Fairbanks Independent School District Participating VRDN Series XL 03 34 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,915,000	2,915,000
Humble Independent School District Participating VRDN Series XF 14 48, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,050,000	2,050,000
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500,000	2,500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XG 03 99, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,500,000	1,500,000
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 3.44% 6/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,000,000	2,000,000
TOTAL TEXAS		23,970,000
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series XX 12 49, 3.46% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,000,000	1,000,000
Virginia - 2.5%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500,000	3,500,000
Hampton Roads Trans. Accountability Commission Participating VRDN Series XF 30 91, 3.44% 6/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,365,000	3,365,000
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.45% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.61% 6/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	33,715,000	33,715,000
Virginia Small Bus. Fing. Auth. Participating VRDN Series XM 11 09, 3.47% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	3,210,000	3,210,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 4.05% 6/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,700,000	3,700,000
TOTAL VIRGINIA		50,490,000
Washington - 1.9%
CommonSpirit Health Participating VRDN Series XF 1017, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,000,000	4,000,000
Multicare Health Sys. Participating VRDN Series E 153, 3.44% 6/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,600,000	3,600,000
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 3.46% 6/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,635,000	2,635,000
Series 2022 ZL 03 16, 3.48% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,200,000	2,200,000
Series Floaters XM 06 65, 3.51% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	800,000	800,000
Series XF 13 71, 3.55% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,725,000	1,725,000
Series XM 08 75, 3.51% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	625,000	625,000
Series XM 10 27, 3.55% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000,000	2,000,000
Series ZF 13 97, 3.55% 6/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,585,000	2,585,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,500,000	1,500,000
Series Floaters XM 06 80, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,600,000	10,600,000
Series XG 02 87, 3.45% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,185,000	4,185,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 3.51% 6/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,495,000	1,495,000
TOTAL WASHINGTON		37,950,000
Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 4.19% 6/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,500,000	6,500,000
TOTAL TENDER OPTION BOND (Cost $757,222,000)		757,222,000

Other Municipal Security - 1.0%
	Principal Amount (a)	Value ($)
Texas - 1.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds Series 2023 C1, 4.05% tender 6/1/23, CP mode (Cost $19,700,000)	19,700,000	19,700,000

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,986,907,000)	1,986,907,000
NET OTHER ASSETS (LIABILITIES) - 0.5%	9,757,730
NET ASSETS - 100.0%	1,996,664,730

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,500,000 or 0.9% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,209,985,000	-	1,209,985,000	-

Tender Option Bond	757,222,000	-	757,222,000	-

Other Municipal Security	19,700,000	-	19,700,000	-
Total Investments in Securities:	1,986,907,000	-	1,986,907,000	-
Financial Statements
Statement of Assets and Liabilities
		May 31, 2023

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,986,907,000):		$1,986,907,000
Receivable for securities sold on a delayed delivery basis		14,400,000
Interest receivable		8,561,229
Other receivables		9,163
Total assets		2,009,877,392
Liabilities
Payable to custodian bank	$62,135
Payable for investments purchased	7,500,000
Distributions payable	5,641,369
Other payables and accrued expenses	9,158
Total Liabilities		13,212,662
Net Assets		$1,996,664,730
Net Assets consist of:
Paid in capital		$1,996,657,857
Total accumulated earnings (loss)		6,873
Net Assets		$1,996,664,730
Net Asset Value , offering price and redemption price per share ($1,996,664,730 ÷ 1,996,220,092 shares)		$1.0002

Statement of Operations
		Year ended May 31, 2023
Investment Income
Interest		$45,199,774
Expenses
Custodian fees and expenses	$25,876
Independent trustees' fees and expenses	7,004
Total expenses before reductions	32,880
Expense reductions	(18,653)
Total expenses after reductions		14,227
Net Investment income (loss)		45,185,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,974
Total net realized gain (loss)		53,974
Net increase in net assets resulting from operations		$45,239,521
Statement of Changes in Net Assets

	Year ended May 31, 2023	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,185,547	$2,855,230
Net realized gain (loss)	53,974	113,681
Net increase in net assets resulting from operations	45,239,521	2,968,911
Distributions to shareholders	(45,210,801)	(2,889,399)
Affiliated share transactions
Proceeds from sales of shares	11,472,270,999	11,760,356,800
Cost of shares redeemed	(11,331,843,983)	(11,247,136,125)
Net increase (decrease) in net assets and shares resulting from share transactions	140,427,016	513,220,675
Total increase (decrease) in net assets	140,455,736	513,300,187

Net Assets
Beginning of period	1,856,208,994	1,342,908,807
End of period	$1,996,664,730	$1,856,208,994

Other Information
Shares
Sold	11,469,977,004	11,758,005,199
Redeemed	(11,329,578,067)	(11,244,887,147)
Net increase (decrease)	140,398,937	513,118,052

Financial Highlights
Fidelity® Municipal Cash Central Fund

Years ended May 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0220	.0016	.0011	.0130	.0155
Net realized and unrealized gain (loss)	- B	.0001	.0001	- B	- B
Total from investment operations	.0220	.0017	.0012	.0130	.0155
Distributions from net investment income	(.0220)	(.0016)	(.0011)	(.0130)	(.0155)
Distributions from net realized gain	- B	- B	- B	- B	- B
Total distributions	(.0220)	(.0017) C	(.0011)	(.0130)	(.0155)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0001	$1.0001
Total Return D	2.22%	.17%	.12%	1.31%	1.56%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	2.25%	.17%	.10%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,996,665	$1,856,209	$1,342,909	$1,249,951	$728,715

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2023

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$1,986,907,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$7,082
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	May 31, 2023	May 31, 2022
Tax-exempt Income	$45,185,499	$2,854,808
Long-term Capital Gains	25,302	34,591
Total	$45,210,801	$ 2,889,399

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	1,399,705,500	1,021,200,000	-

4. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $18,554 and $99, respectively.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Municipal Cash Central Fund	0.0017%
Actual		$ 1,000	$ 1,014.90	$ .01
Hypothetical- B		$ 1,000	$ 1,024.92	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2023, $15,058, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 46.75% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.743117.123
MCC-ANN-0723
Fidelity® Cash Central Fund

Annual Report
May 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary May 31, 2023 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments May 31, 2023
Showing Percentage of Net Assets
Non-Negotiable Time Deposit - 0.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Time Deposits - 0.8%
Mizuho Bank Ltd.
6/1/23	5.07	293,000,000	293,000,000
Royal Bank of Canada
6/1/23	5.07	22,642,000	22,642,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $315,642,000)			315,642,000

U.S. Government Agency Repurchase Agreement - 2.6%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.05% dated 5/31/23 due 6/1/23 (Collateralized by U.S. Government Obligations) # (Cost $1,080,000,000)	1,080,151,500	1,080,000,000

U.S. Treasury Repurchase Agreement - 95.6%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 5.05%, dated 5/31/23 due 6/1/23 (Collateralized by U.S. Treasury Obligations valued at $39,244,504,394, 1.38% - 4.75%, 10/31/24 - 2/15/41) (Cost $39,239,000,000)	39,244,504,360	39,239,000,000

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $40,634,642,000)	40,634,642,000
NET OTHER ASSETS (LIABILITIES) - 1.0%	429,160,057
NET ASSETS - 100.0%	41,063,802,057

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Negotiable Time Deposit	315,642,000	-	315,642,000	-

U.S. Government Agency Repurchase Agreement	1,080,000,000	-	1,080,000,000	-

U.S. Treasury Repurchase Agreement	39,239,000,000	-	39,239,000,000	-
Total Investments in Securities:	40,634,642,000	-	40,634,642,000	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$1,080,000,000 due 6/01/23 at 5.05%
Sumitomo Mitsui Banking Corp. NY	1,080,000,000
1,080,000,000

Financial Statements
Statement of Assets and Liabilities
		May 31, 2023

Assets
Investment in securities, at value (including repurchase agreements of $40,319,000,000) - See accompanying schedule Unaffiliated issuers (cost $40,634,642,000):		$40,634,642,000
Cash		499,512,061
Interest receivable		7,435,423
Receivable for interfund loans		103,501,000
Other affiliated receivables		109,286
Total assets		41,245,199,770
Liabilities
Distributions payable	$181,386,945
Other payables and accrued expenses	10,768
Total Liabilities		181,397,713
Net Assets		$41,063,802,057
Net Assets consist of:
Paid in capital		$41,063,747,371
Total accumulated earnings (loss)		54,686
Net Assets		$41,063,802,057
Net Asset Value , offering price and redemption price per share ($41,063,802,057 ÷ 41,055,714,624 shares)		$1.0002

Statement of Operations
		Year ended May 31, 2023
Investment Income
Interest (including $4,593,811 from affiliated interfund lending)		$1,600,647,033
Expenses
Custodian fees and expenses	$49,691
Independent trustees' fees and expenses	171,039
Total expenses before reductions	220,730
Expense reductions	(29)
Total expenses after reductions		220,701
Net Investment income (loss)		1,600,426,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35
Total net realized gain (loss)		35
Net increase in net assets resulting from operations		$1,600,426,367
Statement of Changes in Net Assets

	Year ended May 31, 2023	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,600,426,332	$82,097,791
Net realized gain (loss)	35	69,356
Change in net unrealized appreciation (depreciation)	-	(399,235)
Net increase in net assets resulting from operations	1,600,426,367	81,767,912
Distributions to shareholders	(1,600,390,943)	(82,097,806)
Affiliated share transactions
Proceeds from sales of shares	486,470,014,725	596,087,231,699
Reinvestment of distributions	48,615	1,788
Cost of shares redeemed	(498,296,555,588)	(601,492,138,278)
Net increase (decrease) in net assets and shares resulting from share transactions	(11,826,492,248)	(5,404,904,791)
Total increase (decrease) in net assets	(11,826,456,824)	(5,405,234,685)

Net Assets
Beginning of period	52,890,258,881	58,295,493,566
End of period	$41,063,802,057	$52,890,258,881

Other Information
Shares
Sold	486,372,740,177	595,968,034,803
Issued in reinvestment of distributions	48,605	1,788
Redeemed	(498,196,916,205)	(601,371,863,905)
Net increase (decrease)	(11,824,127,423)	(5,403,827,314)

Financial Highlights
Fidelity® Cash Central Fund

Years ended May 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0354	.0016	.0010	.0155	.0223
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B
Total from investment operations	.0354	.0016	.0010	.0155	.0223
Distributions from net investment income	(.0354)	(.0016)	(.0010)	(.0155)	(.0223)
Total distributions	(.0354)	(.0016)	(.0010)	(.0155)	(.0223)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total Return C	3.59%	.15%	.10%	1.56%	2.26%
Ratios to Average Net Assets A,D,E
Expenses before reductions	-% F	-% F	-% F	.01%	.01%
Expenses net of fee waivers, if any	-% F	-% F	-% F	.01%	.01%
Expenses net of all reductions	-% F	-% F	-% F	.01%	.01%
Net investment income (loss)	3.42%	.14%	.09%	1.55%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$41,063,802	$52,890,259	$58,295,494	$44,967,102	$44,503,265

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

Notes to Financial Statements
For the period ended May 31, 2023

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$40,634,642,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$54,688
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	May 31, 2023	May 31, 2022
Ordinary Income	$1,600,390,943	$82,097,806

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds.   Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	$27,817,836	3.65%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

4. Expense Reductions.
Through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $29.

5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period- C December 1, 2022 to May 31, 2023

Fidelity® Cash Central Fund	0.0005%
Actual		$ 1,000	$ 1,023.30	$- D
Hypothetical- B		$ 1,000	$ 1,024.93	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

A total of 0.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $830,369,926 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,600,390,943 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.743118.123
TCC-ANN-0723

Item 2.

Code of Ethics

As of the end of the period, May 31, 2023, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$30,400	$-	$5,600	$700

May 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$29,900	$-	$5,300	$700

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund,

Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,800	$2,900	$2,100	$1,300
Fidelity Municipal Cash Central Fund	$31,100	$2,400	$2,100	$1,000
Fidelity Securities Lending Cash Central Fund	$38,600	$2,900	$2,100	$1,300

May 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$36,300	$2,900	$2,000	$1,300
Fidelity Municipal Cash Central Fund	$29,800	$2,400	$2,000	$1,000
Fidelity Securities Lending Cash Central Fund	$36,300	$2,900	$2,000	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2023A	May 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2023A	May 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2023A	May 31, 2022A
Deloitte Entities	$248,900	$463,600
PwC	$13,605,900	$13,303,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 20, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 20, 2023